December 19, 2022

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:       Centre Funds

Dear Sir/Madam:

On behalf of Centre Funds (the "Trust"), a registered investment company, we hereby submit, via electronic filing, a preliminary proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, on Schedule 14A. Please contact JoAnn Strasser at (614) 469-3265 or the undersigned at (614) 469-3284.

Very truly yours,

Latashia Love